COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum purchase commitment

As of June 30, 2024, the Group has future purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	89,004	—	89,004

As of December 31, 2023, the Group has future purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	179,490	2,511	182,001

Schedule of capital expenditure commitment

Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2024 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	12,077	9	12,086
(i)	Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.

Total capital expenditures contracted but not yet reflected in the consolidated and combined financial statements as of December 31, 2023 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment(i)	59,304	264	59,568
(i)	Represents the capital commitment on the construction of the Group’s corporate buildings, leasehold improvements,molds and tooling.